Label	Element	Value
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab® Municipal Bond ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the U.S. AMT-free municipal bond market.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	31.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
To pursue its goal, the fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index†. The index measures the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by U.S. states and territories as well as their political subdivisions. To be eligible for inclusion in the index, securities must be exempt from federal taxes and must not be subject to alternative minimum tax (AMT). In addition, securities must have at least a one day remaining term to final maturity, a fixed coupon schedule (including zero coupon bonds) and an investment grade rating (based on the middle rating of Moody’s, S&P and Fitch). If rated by all three agencies, two of the three ratings must be Baa3/BBB- or higher; if rated by two agencies, the lowest rating must be Baa3/BBB- or higher; and if rated by a single agency the security must be rated Baa3/BBB- or higher. Securities must have at least $25 million currently outstanding face value and must be part of a deal with an original offering size of at least $100 million. The index excludes certain types of securities, including, among others, step coupon securities, taxable municipal securities, floating rate notes and variable rate demand obligations or notes and private placements. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal securities the interest from which is exempt from federal income tax, including the federal alternative minimum tax. This policy may be changed only by vote of a majority of the fund’s outstanding voting shares.
Under normal circumstances, the fund may invest up to 20% of its net assets in securities not included in its index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index; (b) high-quality liquid investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers; (c) other investment companies; and (d) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to help manage interest rate exposure. The fund may also invest in cash and cash equivalents,
†
“ICE®” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.

including money market funds, and lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
Because it may not be possible or practical to purchase all of the securities in the index, the investment adviser will seek to track the total return of the index by using sampling techniques. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, industry, sector and issuer weights, credit quality, and other risk factors and characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund may sell securities that are represented in the index in anticipation of their removal from the index.
The fund may invest in fixed-rate securities from municipal issuers around the country and in U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as an electric utility or a public water system. The fund may invest more than 25% of its total assets in municipal securities financing similar projects, such as those relating to education, health care, transportation and utilities, and may also invest in municipal notes. The fund’s securities may carry credit enhancements (such as bond insurance) or liquidity enhancements (such as a letter of credit), which are designed to provide incremental levels of creditworthiness or liquidity.
The fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry, group of industries or sector to approximately the same extent that its index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. Similarly, tax-exempt obligations of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.schwabassetmanagement.com/prospectus
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter: 7.25% Q4 2023 Worst Quarter: (3.65%) Q3 2023
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	7.25%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(3.65%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/24
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Municipal Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Municipal Securities Risk. The fund primarily invests in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that the fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status or the reduction of financial support to municipalities, also could affect performance. Some municipalities are experiencing difficulties in the current economic and political environment.

Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes or the anticipation of changes in interest rates also may affect the fund’s share price: a rise in interest rates generally causes the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.

Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.

Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Portfolio Turnover Risk. The fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.

Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Prepayment and Extension Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.

Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Taxable Investments Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Taxable Investments Risk. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.

Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Market Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Schwab Municipal Bond ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.03%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.03%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 3
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	10
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	17
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 39
Schwab Municipal Bond ETF | Bloomberg Municipal Bond Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg Municipal Bond Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.78%
Schwab Municipal Bond ETF | ICE AMT-Free Core U.S. National Municipal Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	ICE AMT-Free Core U.S. National Municipal Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.52%
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	5.87%
Annual Return [Percent]	oef_AnnlRtrPct	1.14%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.47%
Performance Inception Date	oef_PerfInceptionDate	Oct. 12, 2022
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.47%
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.20%